May 2, 2000




VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     RE: AUL American Individual Variable Annuity Unit Trust of American United Life Insurance Company(R)(File No. 333-70065)(Individual Flexible Premium Deferred Variable Annuity (No Withdrawal Charge Contract))

Dear Sir or Madam:

     This is to certify that the most recent amendment to the Registration Statement of the AUL American Individual Variable Annuity Unit Trust (the "Trust"), File No. 333-70065, (the Registrant also has a Registration Statement, filed under separate cover, File No. 333-70049), was filed electronically and that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act of 1933 do not differ from those contained in the most recent amendment to the Registration Statement.

     No fees are  required in  connection  with this  filing.  Please call me at
(317) 285-1869 with any questions or comments regarding the attached.

                                                   Sincerely,



                                                   /s/ John Swhear